Note 5 - Stockholders' Equity - Stock Options Issued Outside of the 2007 Equity Incentive Plan (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Options outstanding, ending balance (in shares)	30,065,352
Outside of the 2007 Plan [Member]
Options outstanding, beginning balance (in shares)	19,394,975	17,965,291
Weighted average price per share, beginning balance (in dollars per share)	$ 0.40	$ 0.40
Options outstanding, granted (in shares)	1,009,718	2,075,931
Weighted average price per share, granted (in dollars per share)	$ 0.48	$ 0.40
Options outstanding, expired (in shares)		(46,250)
Exercise price per share, expired (in dollars per share)		$ 0.30
Weighted average price per share, expired (in dollars per share)		$ 0.30
Shares available, plan classification (in shares)		(600,000)
Weighted average price per share, plan classification (in dollars per share)		$ 0.33
Options outstanding, ending balance (in shares)	20,148,766	19,394,975
Weighted average price per share, ending balance (in dollars per share)	$ 0.43	$ 0.40
Options outstanding, exercised (in shares)	(255,927)
Exercise price per share, exercised (in dollars per share)	$ 0.25
Weighted average price per share, exercised (in dollars per share)	0.35
Outside of the 2007 Plan [Member] | Minimum [Member]
Exercise price per share, beginning balance (in dollars per share)	0.18	0.18
Exercise price per share, granted (in dollars per share)	0.33	0.25
Exercise price per share, plan classification (in dollars per share)		0.30
Exercise price per share, ending balance (in dollars per share)	0.18	0.18
Outside of the 2007 Plan [Member] | Maximum [Member]
Exercise price per share, beginning balance (in dollars per share)	1	1
Exercise price per share, granted (in dollars per share)	0.83	0.65
Exercise price per share, plan classification (in dollars per share)		0.63
Exercise price per share, ending balance (in dollars per share)	$ 1	$ 1